Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of capital ratios and capital amounts compliance with regulatory framework for adequately capitalized and well capitalized institutions, by company and its subsidiary bank
Total Capital (to Risk Weighted Assets), Actual, Amount	$ 32,792	$ 31,494
Tier I Capital (to Risk Weighted Assets), Actual, Amount	30,938	29,662
Tier I Capital (to Adjusted Total Assets), Actual, Amount	30,938	29,662
Total Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Amount	11,856	11,691
Tier I Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Amount	5,928	5,845
Tier I Capital (to Adjusted Total Assets) Required for Capital Adequacy Purposes, Amount	11,809	11,340
Total Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Amount	14,821	14,614
Tier I Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Amount	8,892	8,768
Tier I Capital (to Adjusted Total Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Amount	14,761	14,175
Total Capital (to Risk Weighted Assets), Actual, Ratio	22.13%	21.55%
Tier I Capital (to Risk Weighted Assets), Actual, Ratio	20.88%	20.30%
Tier I Capital (to Adjusted Total Assets), Actual, Ratio	10.48%	10.46%
Total Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Adjusted Total Assets) Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Adjusted Total Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Progressive Bank, N.A.[Member]
Schedule of capital ratios and capital amounts compliance with regulatory framework for adequately capitalized and well capitalized institutions, by company and its subsidiary bank
Total Capital (to Risk Weighted Assets), Actual, Amount	32,608	31,269
Tier I Capital (to Risk Weighted Assets), Actual, Amount	30,754	29,437
Tier I Capital (to Adjusted Total Assets), Actual, Amount	30,754	29,437
Total Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Amount	11,838	11,674
Tier I Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Amount	5,919	5,837
Tier I Capital (to Adjusted Total Assets) Required for Capital Adequacy Purposes, Amount	11,798	11,328
Total Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Amount	14,798	14,592
Tier I Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Amount	8,879	8,755
Tier I Capital (to Adjusted Total Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 14,747	$ 14,160
Total Capital (to Risk Weighted Assets), Actual, Ratio	22.04%	21.43%
Tier I Capital (to Risk Weighted Assets), Actual, Ratio	20.78%	20.17%
Tier I Capital (to Adjusted Total Assets), Actual, Ratio	10.43%	10.39%
Total Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Capital (to Risk Weighted Assets) Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Adjusted Total Assets) Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I Capital (to Risk Weighted Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I Capital (to Adjusted Total Assets) Required to be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%